Cash Payments For Interest (Net of Amounts Capitalized) (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Cash payments for interest (net of amounts capitalized)	$ 681	$ 472	$ 479